Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Other Assets

Other assets consist of the following:

	As of December 31,
	2020	2021
Current
Deposits	5,359	2,609
Prepayments	5,177	7,520
Loans and interest receivable, net (Notes 2(j), 10(i))	1,480	12,302
VAT recoverable	1,088	1,275
Others	1,034	1,251
	14,138	24,957
Non-current
Rental deposits	468	302
Prepayment	99	1,361
	567	1,663

Note:

(i)

As of December 31, 2021 , the balance represents loans from certain third parties and equity investees of the Group at a weighted average interest of at 6% (2020: 7%) per annum, together with the related interest receivables, which are unsecured and due on demand or within one year from the end of the reporting period.